Variable interest entities (Tables)	6 Months Ended
Jun. 30, 2019
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Carrying value of debt and equity investments	$135,748	$132,113
Debt guarantees	80,366	88,313
Maximum exposure to loss	$216,114	$220,426